OTHER REVENUES - Other Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other revenues:
Revenues	€ 41,649	€ 44,859	€ 39,163
Other revenues
Other revenues:
Revenues	12	52	19
Licenses and others
Other revenues:
Revenues	€ 12	€ 52	€ 19